Non-Hedge Derivative Gain (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jul. 30, 2013
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Gain/(loss) on non-hedge derivatives	$ 32	$ 70
Fair Value Disclosures, Movement on Bonds [Abstract]
Movement on bonds	318	104
Corporate Bond Securities [Member]
Debt Instrument [Line Items]
Total issued bond value ($ million)			1,250.0
Fair Value Disclosures, Movement on Bonds [Abstract]
Fair value gain/(loss) on $1.25 billion bonds	(46)	0
Mandatory Convertible Bonds [Member]
Fair Value Disclosures, Movement on Bonds [Abstract]
Fair value gain/(loss) on mandatory convertible bonds	$ 364	$ 104